Document And Entity Information	Apr. 20, 2021
Document Information [Line Items]
Entity, Registrant Name	CORTLAND BANCORP INC
Document, Type	8-K
Document, Period End Date	Apr. 20, 2021
Entity, Incorporation, State or Country Code	OH
Entity, File Number	001-38827
Entity, Tax Identification Number	34-1451118
Entity, Address, Address Line One	194 West Main Street
Entity, Address, City or Town	Cortland
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44410
City Area Code	330
Local Phone Number	637-8040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CLDB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000774569